Sarah M. Coutu State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1483 Fax +1 617 369 0204 scoutu@statestreet.com

April 28, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated April 15, 2015 to the prospectuses for the iShares Core 1-5 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF. The purpose of this filing is to submit the 497 dated April 15, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1483.

Very truly yours,

/s/ Sarah Coutu

Sarah Coutu

cc: Benjamin Haskin, Esq.